UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

Exchange Traded Concepts Trust
10900 Hefner Point Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
10900 Hefner Point Drive
Suite 207
Oklahoma City, OK 73120

Copy to:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2017 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 130.4%

Consumer Discretionary — 18.4%
Aramark	3,037	$123,576
Best Buy (A)	2,419	131,255
BorgWarner (A)	3,256	151,111
Carnival (A)	2,056	142,851
Coach	2,883	120,221
Darden Restaurants (A)	1,466	120,344
Dollar Tree *	1,931	153,785
Ford Motor (A)	12,068	133,110
Gap (A)	5,938	140,255
General Motors (A)	3,909	142,835
Goodyear Tire & Rubber (A)	3,893	117,958
L Brands (A)	2,458	89,029
Las Vegas Sands (A)	2,086	129,770
Lear (A)	968	144,755
News, Cl A (A)	9,789	130,879
Nordstrom (A)	2,805	125,159
Omnicom Group (A)	1,609	116,459
Target (A)	2,568	140,033
Whirlpool (A)	710	121,850
		2,475,235
Consumer Staples — 10.8%
Archer-Daniels-Midland (A)	3,262	134,786
Bunge (A)	1,800	134,334
ConAgra Brands (A)	3,614	117,311
Costco Wholesale	839	131,505
CVS Caremark (A)	1,662	128,539
Ingredion (A)	149	18,449
JM Smucker (A)	1,113	116,598
Kroger (A)	5,872	128,421
Spectrum Brands Holdings (A)	1,078	118,537
Tyson Foods, Cl A (A)	2,168	137,234
Walgreens Boots Alliance (A)	1,731	141,076
Wal-Mart Stores (A)	1,793	139,979
		1,446,769
Energy — 8.8%
Andeavor (A)	1,430	143,214
Baker Hughes a GE	2,505	84,920
ConocoPhillips (A)	3,032	132,377
Devon Energy (A)	3,420	107,388
Hess (A)	3,232	125,725
Marathon Oil (A)	11,780	130,994
Marathon Petroleum (A)	2,579	135,269
Noble Energy	3,495	83,076
Targa Resources (A)	2,304	102,689
Valero Energy (A)	2,002	136,336
		1,181,988
Financials — 19.0%
Aflac (A)	1,720	141,986
Allstate (A)	1,517	137,289
Annaly Capital Management ‡(A)	10,810	135,125
Brighthouse Financial (A) *	229	13,095
Capital One Financial (A)	1,644	130,879
Cincinnati Financial (A)	1,860	142,923
CIT Group (A)	2,767	124,100
Citigroup (A)	2,082	141,638
FNF Group (A)	3,051	147,180
Hartford Financial Services Group (A)	2,562	138,527
Leucadia National (A)	5,189	122,875
Loews (A)	2,869	133,638
MetLife (A)	2,524	118,199
Principal Financial Group (A)	2,110	131,917
Progressive (A)	3,044	141,485
Prudential Financial (A)	1,279	130,560
Regions Financial (A)	9,551	134,765
Reinsurance Group of America, Cl A (A)	1,055	141,845
Synchrony Financial (A)	3,946	121,497
WR Berkley (A)	1,906	127,016
		2,556,539
Health Care — 17.3%
Aetna (A)	898	141,615
AmerisourceBergen, Cl A (A)	1,400	112,350
Amgen (A)	783	139,194
Anthem (A)	724	141,933
Centene (A) *	1,651	146,691
Cigna	801	145,830
DaVita HealthCare Partners (A) *	2,086	122,156
Express Scripts Holding (A) *	2,070	130,038
Gilead Sciences (A)	1,893	158,463
HCA Healthcare (A) *	1,555	122,316
Humana	573	147,616
Laboratory Corp of America Holdings (A) *	684	107,299
McKesson (A)	803	119,896
Merck (A)	2,041	130,338
Pfizer (A)	4,012	136,087
Quest Diagnostics	1,241	134,462
UnitedHealth Group	314	62,455
Universal Health Services, Cl B (A)	1,133	122,511
		2,321,250
Industrials — 12.1%
American Airlines Group (A)	2,757	123,348
Arconic	6,122	155,927
Boeing (A)	672	161,052
Caterpillar (A)	1,287	151,210
Cummins (A)	846	134,835
Delta Air Lines (A)	2,570	121,278
Emerson Electric (A)	2,281	134,670
Huntington Ingalls Industries (A)	423	90,505
L3 Technologies (A)	806	146,273
PACCAR (A)	311	20,629
United Continental Holdings (A) *	1,760	109,050
United Rentals (A) *	1,283	151,471
WW Grainger	776	126,154
		1,626,402
Information Technology — 24.3%
Akamai Technologies *	2,189	103,211
Apple (A)	931	152,684
Cisco Systems (A)	4,211	135,636
Citrix Systems (A) *	1,662	129,985
Corning (A)	4,454	128,097
DXC Technology (A)	1,756	149,260
Fidelity National Information Services	674	62,628
Harris (A)	1,223	150,307
Hewlett Packard Enterprise (A)	8,255	149,085
HP (A)	7,665	146,248
Intel (A)	3,974	139,368
International Business Machines (A)	865	123,721
Juniper Networks (A)	4,786	132,716
Lam Research (A)	372	61,745
Maxim Integrated Products (A)	2,990	139,513
Micron Technology (A) *	4,220	134,913

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2017 (Unaudited)

Description	Shares	Fair Value
Motorola Solutions	1,524	$134,295
NetApp (A)	3,375	130,478
Qorvo (A) *	2,111	154,568
QUALCOMM (A)	2,051	107,206
Twitter (A) *	7,371	124,644
VMware, Cl A (A) *	1,499	162,042
Western Digital (A)	1,455	128,433
Western Union (A)	7,083	134,010
Xerox (A)	4,698	151,604
		3,266,397
Materials — 6.6%
Eastman Chemical (A)	559	48,186
Freeport-McMoRan, Cl B (A) *	11,409	168,625
Mosaic (A)	5,908	118,042
Newmont Mining (A)	4,044	155,047
Nucor (A)	2,197	121,077
Steel Dynamics (A)	4,028	138,764
WestRock (A)	2,358	134,194
		883,935
Real Estate — 3.9%
HCP ‡ (A)	4,083	121,714
Host Hotels & Resorts ‡ (A)	7,109	128,815
VEREIT ‡ (A)	16,287	137,462
Welltower ‡	1,747	127,916
		515,907
Telecommunication Services — 3.9%
AT&T (A)	3,547	132,871
CenturyLink (A)	5,445	107,375
Sprint (A) *	16,347	134,863
T-Mobile US (A) *	2,192	141,844
		516,953
Utilities — 5.3%
Ameren (A)	434	26,036
American Electric Power	35	2,577
CenterPoint Energy (A)	4,745	140,547
Edison International (A)	884	70,879
Entergy (A)	1,712	135,539
Exelon (A)	3,638	137,771
FirstEnergy (A)	4,500	146,610
PG&E	802	56,445
		716,404

Total Common Stock
(Cost $16,625,452)		17,507,779

RIGHTS — 0.0%

Safeway CVR (B) (C) *	932	946
Safeway CVR - PDC (B) (C) *	932	45
Total Rights (Cost $–)		991

Total Investments - 130.4%
(Cost $16,625,452)†		$17,508,770

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (30.8)%

Consumer Discretionary — (5.3)%
CarMax*	(1,590)	(106,768)
Domino's Pizza	(471)	(85,845)
Liberty Broadband, Cl A*	(1,187)	(120,397)
Netflix*	(665)	(116,182)
Priceline Group*	(54)	(100,013)
Tesla Motors*	(276)	(98,228)
Ulta Salon Cosmetics & Fragrance*	(355)	(78,459)
		(705,892)
Consumer Staples — (3.1)%
Altria Group	(1,331)	(84,385)
Brown-Forman, Cl B	(2,065)	(109,528)
Constellation Brands, Cl A	(551)	(110,255)
Monster Beverage*	(1,994)	(111,305)
		(415,473)
Energy — (1.4)%
Cheniere Energy*	(2,096)	(89,688)
Diamondback Energy*	(1,139)	(103,410)
		(193,098)
Financials — (3.0)%
CBOE Holdings	(1,115)	(112,492)
Goldman Sachs Group	(456)	(102,026)
Raymond James Financial	(1,276)	(99,936)
Wells Fargo	(1,789)	(91,364)
		(405,818)
Health Care — (6.0)%
Align Technology*	(672)	(118,769)
BioMarin Pharmaceutical*	(1,119)	(100,923)
Edwards Lifesciences*	(857)	(97,407)
Illumina*	(107)	(21,877)
Incyte*	(770)	(105,806)
Regeneron Pharmaceuticals*	(200)	(99,380)
Seattle Genetics*	(1,951)	(102,486)
Stryker	(470)	(66,444)
TESARO*	(682)	(88,073)
		(801,165)
Industrials — (4.3)%
Acuity Brands	(507)	(89,632)
Cintas	(795)	(107,333)
Equifax	(684)	(97,450)
Roper Technologies	(436)	(100,568)
TransDigm Group	(378)	(98,529)
Verisk Analytics, Cl A*	(1,031)	(83,563)
		(577,075)
Information Technology — (3.4)%
Arista Networks*	(657)	(115,730)
Facebook, Cl A*	(666)	(114,532)
NVIDIA	(684)	(115,897)
Visa, Cl A	(1,057)	(109,421)
		(455,580)
Materials — (2.3)%
Ball	(2,383)	(95,296)
Southern Copper	(2,918)	(118,762)
Vulcan Materials	(764)	(92,643)
		(306,701)
Real Estate — (2.0)%
American Tower, Cl A‡	(700)	(103,635)
Equinix‡	(232)	(108,671)
JBG SMITH Properties‡ *	(345)	(11,275)
Vornado Realty Trust‡	(689)	(51,324)
		(274,905)

Total Common Stock
(Proceeds $3,859,011)		(4,135,707)

Total Securities Sold Short - (30.8)%
(Proceeds $3,859,011)††		$(4,135,707)

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2017 (Unaudited)

Percentages are based on Net Assets of $13,427,525.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Expiration date is unavailable.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of August 31, 2017, was $991 and represents 0.00% of net assets.

†	At August 31, 2017, the tax basis cost of the Fund's investments was $16,625,452, and the unrealized appreciation and depreciation were $1,685,877 and $(802,559), respectively.
††	At August 31, 2017, the tax basis cost of the Fund's securities sold short was ($3,859,011), and the unrealized appreciation and depreciation were $170,352 and$(447,048), respectively.

Cl — Class
CVR — Contingent Value Right
PDC — Property Development Center
PLC — Public Limited Company

The following is a list of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$17,507,779	$—	$—	$17,507,779
Rights	—	—	991	991
Total Investments in Securities	$17,507,779	$—	$991	$17,508,770

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(4,135,707)	$—	$—	$(4,135,707)
Total Securities Sold Short	$(4,135,707)	$—	$—	$(4,135,707)

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

IDS-QH-001-1000

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 27, 2017

By (Signature and Title)	James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 27, 2017